Weighted average number of ordinary shares for basic earnings per share (Detail) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted average number of ordinary shares for basic earnings per share	53,364	52,915	49,806
Effect of dilution:
Share options	0	563	382
Convertible loan	0	509	509
Weighted average number of ordinary shares adjusted for effect of dilution	53,364	53,987	50,697